First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.6%
	Aerospace & Defense – 2.7%
11,000	Boeing (The) Co. (a)	$4,185,170
11,000	Lockheed Martin Corp.	4,290,660
		8,475,830
	Automobiles – 1.1%
95,000	General Motors Co. (a)	3,560,600
	Banks – 6.2%
94,000	JPMorgan Chase & Co. (a)	11,062,860
200,000	KeyCorp (a)	3,568,000
74,500	SunTrust Banks, Inc.	5,125,600
		19,756,460
	Beverages – 3.1%
107,000	Coca-Cola (The) Co. (a)	5,825,080
19,200	Constellation Brands, Inc., Class A (a)	3,979,776
		9,804,856
	Capital Markets – 1.1%
80,000	Charles Schwab (The) Corp.	3,346,400
	Chemicals – 0.9%
15,000	Linde PLC (a)	2,905,800
	Communications Equipment – 1.8%
117,500	Cisco Systems, Inc. (a)	5,805,675
	Diversified Telecommunication Services – 2.6%
215,000	AT&T, Inc. (a)	8,135,600
	Electric Utilities – 2.9%
100,000	Exelon Corp. (a)	4,831,000
135,000	PPL Corp.	4,251,150
		9,082,150
	Electronic Equipment, Instruments & Components – 1.0%
32,000	Keysight Technologies, Inc. (b)	3,112,000
	Energy Equipment & Services – 1.0%
137,500	TechnipFMC PLC (a)	3,319,250
	Entertainment – 5.2%
90,000	Cinemark Holdings, Inc. (a)	3,477,600
43,700	Electronic Arts, Inc. (a) (b)	4,274,734
157,500	Lions Gate Entertainment Corp., Class B (a) (b)	1,376,550
28,000	Take-Two Interactive Software, Inc. (b)	3,509,520
30,000	Walt Disney (The) Co. (a)	3,909,600
		16,548,004
	Food & Staples Retailing – 1.7%
19,000	Costco Wholesale Corp. (a)	5,474,090
	Health Care Equipment & Supplies – 1.0%
80,000	Boston Scientific Corp. (a) (b)	3,255,200
	Health Care Providers & Services – 2.0%
29,000	UnitedHealth Group, Inc. (a)	6,302,280
	Hotels, Restaurants & Leisure – 3.2%
92,500	Carnival Corp. (a)	4,043,175
52,000	Restaurant Brands International, Inc. (a)	3,699,280

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
47,500	Six Flags Entertainment Corp.	$2,412,525
		10,154,980
	Industrial Conglomerates – 1.9%
35,000	Honeywell International, Inc.	5,922,000
	Insurance – 4.5%
50,000	Arthur J. Gallagher & Co.	4,478,500
22,500	Chubb, Ltd. (a)	3,632,400
45,000	Progressive (The) Corp. (a)	3,476,250
30,000	Prudential Financial, Inc.	2,698,500
		14,285,650
	Interactive Media & Services – 2.5%
4,500	Alphabet, Inc., Class C (a) (b)	5,485,500
14,000	Facebook, Inc., Class A (a) (b)	2,493,120
		7,978,620
	Internet & Direct Marketing Retail – 1.1%
21,000	Alibaba Group Holding Ltd., ADR (a) (b)	3,511,830
	IT Services – 3.1%
21,000	Mastercard, Inc., Class A	5,702,970
41,500	PayPal Holdings, Inc. (a) (b)	4,298,985
		10,001,955
	Life Sciences Tools & Services – 2.5%
27,000	Thermo Fisher Scientific, Inc.	7,864,290
	Machinery – 1.9%
22,000	Caterpillar, Inc. (a)	2,778,820
22,000	Stanley Black & Decker, Inc. (a)	3,177,020
		5,955,840
	Media – 0.5%
39,000	CBS Corp., Class B (a)	1,574,430
	Oil, Gas & Consumable Fuels – 4.1%
85,000	BP PLC, ADR (a)	3,229,150
60,000	Hess Corp. (a)	3,628,800
65,000	Occidental Petroleum Corp. (a)	2,890,550
26,500	Pioneer Natural Resources Co.	3,332,905
		13,081,405
	Pharmaceuticals – 6.1%
102,000	Merck & Co., Inc.	8,586,360
144,000	Pfizer, Inc.	5,173,920
45,000	Zoetis, Inc.	5,606,550
		19,366,830
	Road & Rail – 1.3%
60,000	CSX Corp. (a)	4,156,200
	Semiconductors & Semiconductor Equipment – 5.2%
127,000	Intel Corp. (a)	6,544,310
10,000	Lam Research Corp. (a)	2,311,100
76,500	Micron Technology, Inc. (a) (b)	3,278,025
25,000	NVIDIA Corp.	4,351,750
		16,485,185

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 8.9%
15,000	Adobe, Inc. (a) (b)	$4,143,750
141,500	Microsoft Corp. (a)	19,672,745
16,000	Palo Alto Networks, Inc. (b)	3,261,280
7,500	Synopsys, Inc. (b)	1,029,375
		28,107,150
	Specialty Retail – 3.5%
21,000	Burlington Stores, Inc. (a) (b)	4,196,220
40,000	Lowe’s Cos., Inc.	4,398,400
10,000	Ulta Beauty, Inc. (a) (b)	2,506,500
		11,101,120
	Technology Hardware, Storage & Peripherals – 4.3%
61,000	Apple, Inc. (a)	13,662,170
	Textiles, Apparel & Luxury Goods – 1.7%
57,000	NIKE, Inc., Class B	5,353,440
	Total Common Stocks	287,447,290
	(Cost $234,294,676)
EXCHANGE-TRADED FUNDS – 2.8%
	Capital Markets – 2.8%
30,200	SPDR® S&P 500® ETF Trust	8,962,454
	(Cost $9,046,580)
REAL ESTATE INVESTMENT TRUSTS – 2.6%
	Equity Real Estate Investment Trusts – 2.6%
31,300	Crown Castle International Corp. (a)	4,351,013
48,000	Lamar Advertising Co., Class A	3,932,640
	Total Real Estate Investment Trusts	8,283,653
	(Cost $6,113,428)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 1.9%
	Capital Markets – 1.9%
325,000	Ares Capital Corp. (a)	6,056,375
	(Cost $5,628,495)

Shares	Description	Stated Rate	Stated Maturity (c)	Value
CONVERTIBLE PREFERRED SECURITIES – 0.9%
	Health Care Equipment & Supplies – 0.9%
45,000	Becton Dickinson and Co., Series A	6.13%	05/01/20	2,785,950
	(Cost $2,545,223)

Total Investments – 98.8%	313,535,722
(Cost $257,628,402) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.1)%
150	Apple, Inc.	$3,359,550	$227.50	Oct 2019	(45,750)
50	Burlington Stores, Inc.	999,100	210.00	Oct 2019	(6,750)
300	Carnival Corp.	1,311,300	50.00	Oct 2019	(900)
200	Cinemark Holdings, Inc.	772,800	40.00	Oct 2019	(7,500)
200	Hess Corp.	1,209,600	70.00	Oct 2019	(1,400)
200	JPMorgan Chase & Co.	2,353,800	120.00	Oct 2019	(16,400)

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
160	Keysight Technologies, Inc.	$1,556,000	$105.00	Oct 2019	$(6,080)
50	Lam Research Corp.	1,155,550	250.00	Oct 2019	(4,650)
120	Lamar Advertising Co., Class A	983,160	82.50	Oct 2019	(13,440)
250	Merck & Co., Inc.	2,125,545	87.00	Oct 2019	(14,750)
150	Micron Technology, Inc.	642,750	55.00	Oct 2019	(300)
200	Microsoft Corp.	2,836,212	142.00	Oct 2019	(26,800)
100	NIKE, Inc., Class B	939,200	90.00	Oct 2019	(45,700)
150	NIKE, Inc., Class B	1,408,800	92.50	Oct 2019	(40,650)
250	S&P 500® Index (e)	74,418,500	3,075.00	Oct 2019	(48,750)
275	S&P 500® Index (e)	81,860,350	3,100.00	Oct 2019	(20,625)
70	Take-Two Interactive Software, Inc.	903,701	133.00	Oct 2019	(6,300)
75	Thermo Fisher Scientific, Inc.	2,184,525	300.00	Oct 2019	(20,250)
	Total Call Options Written				(326,995)
	(Premiums received $657,929)

Net Other Assets and Liabilities – 1.3%	4,123,617
Net Assets – 100.0%	$317,332,344

(a)	All or a portion of these securities are pledged to cover index call options written.
(b)	Non-income producing security.
(c)	Stated maturity represents the mandatory conversion date.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $65,205,174 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,966,920. The net unrealized appreciation was $56,238,254. The amounts presented are inclusive of derivative contracts.
(e)	Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows:
ASSETS TABLE
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 287,447,290	$ 287,447,290	$ —	$ —
Exchange-Traded Funds*	8,962,454	8,962,454	—	—
Real Estate Investment Trusts*	8,283,653	8,283,653	—	—
Common Stocks - Business Development Companies*	6,056,375	6,056,375	—	—
Convertible Preferred Securities*	2,785,950	2,785,950	—	—
Total Investments	$ 313,535,722	$ 313,535,722	$—	$—
LIABILITIES TABLE
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (326,995)	$ (319,495)	$ (7,500)	$ —

*	See Portfolio of Investments for industry breakout.